Christopher Weil & Company Global Dividend Fund
Investment Objective
The Christopher Weil & Company Global Dividend Fund ("Global Dividend Fund") seeks long- term capital appreciation.
Fees and Expenses of the Global Dividend Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Global Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Christopher Weil & Company Global Dividend Fund
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Christopher Weil & Company Global Dividend Fund
Management Fees	1.25%
Distribution 12b-1 Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and/or Expense Reimbursement	(0.50%)	[1]
Total Annual Fund Operating Expenses After Waiver	1.26%
[1]	Effective April 1, 2016, the Adviser has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Global Dividend Fund's average daily net assets. Additionally, effective April 1, 2016, the Adviser has contractually agreed to waive a portion of its Services Fee to 0.20% of the Global Dividend Fund's average daily net assets greater than $35 million. These waivers will automatically terminate on March 31, 2017 unless they are renewed by the Adviser. The Adviser may not terminate these waivers prior to March 31, 2017. These waivers may be terminated by the Board of Trustees.

Expense Example

The following example is intended to help you compare the cost of investing in the Global Dividend Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Global Dividend Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Christopher Weil & Company Global Dividend Fund | USD ($)	128	505	907	2,302

Portfolio Turnover

The Global Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Dividend Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.74% of the average value of its portfolio.

The Principal Investment Strategy of the Global Dividend Fund

The Global Dividend Fund seeks to achieve long-term capital appreciation by investing in undervalued securities. Under normal market conditions, the Global Dividend Fund invests at least 80%, plus the amount of any borrowings for investment purposes, of its net assets in dividend paying equity securities, such as common stocks, ordinary shares and depositary receipts ("DRs"), of issuers with market capitalizations of $1 billion or more that are located in a minimum of three countries, which may include the United States. The Fund considers a dividend paying company to be a company whose dividend yield is equal to or higher than 2% at the time of purchase based on the dividend payment over the prior 12 months. Under normal market conditions, the Global Dividend Fund also invests at least 40% of its net assets in depositary receipts ("DRs") or equity securities of foreign issuers who have a demonstrated history of paying dividends. The Global Dividend Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets (i.e. those countries that have developing economies, many of which are experiencing rapid growth and industrialization). DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. From time to time, the Global Dividend Fund may invest a significant portion of its assets in a particular sector or country.

The Global Dividend Fund's investment adviser (the "Adviser"), Christopher Weil & Company, Inc., uses the principles of value investing to analyze and select equity securities for the Global Dividend Fund's investment portfolio. When buying equity securities, the Adviser uses fundamental analysis to identify securities it believes are trading at a discount to their "intrinsic" value. The Adviser considers both fundamental and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price -to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity. The Adviser is of the view that companies that distribute a reasonable dividend tend to signal a company's financial strength and confidence in its future growth prospects.

The Adviser sells or reduces the Global Dividend Fund's position in a security (1) when it reaches the Adviser's estimate of its "intrinsic" value, (2) when its economic fundamentals have deteriorated, (3) when technical factors point toward continued selling pressure for an extended period or (4) when the facts underlying the decision to put the security in the Global Dividend Fund's portfolio have changed, including a change in the dividend policy of the issuer of the security.

The Global Dividend Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns.

The Global Dividend Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in equity securities. To the extent the Fund holds all or a portion of its assets in cash or cash-equivalents as a temporary defensive position, the Fund will not be pursuing its investment objective.

The Principal Risks of Investing in the Global Dividend Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Global Dividend Fund's investments. There is risk that these and other factors may adversely affect the Global Dividend Fund's performance. The loss of money is a risk of investing in the Global Dividend Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Global Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Global Dividend Fund's investments goes down, your investment in the Global Dividend Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Global Dividend Fund invests in the stocks of small and medium capitalization companies, which may subject the Global Dividend Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Depositary Receipt Risks. While depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Options Risk. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Global Dividend Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Global Dividend Fund, and may also subject the Global Dividend Fund to higher price volatility.

Sector Risks. Sector risk is the possibility that stocks within the same economic sector will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Global Dividend Fund's assets in a particular sector, the Global Dividend Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Global Dividend Fund only if they intend to be patient, long-term investors.

Investment Management Risk. The Adviser's strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Global Dividend Fund by showing changes in the Global Dividend Fund's performance from year to year and by showing how the Global Dividend Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Global Dividend Fund's past performance (before and after taxes) is not necessarily an indication of how the Global Dividend Fund will perform in the future. Prior to December 19, 2015, the Global Dividend Fund's portfolio was managed by a sub-adviser. Updated performance information is available on the Global Dividend Fund's website at www.cweil.com or by calling 1-888-550-9266. The bar chart shows calendar year total returns for the Global Dividend Fund for each full year since its inception.

Best Quarter (March 31, 2013) +8.85% Worst Quarter (September 30, 2015) -7.58%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/15
Average Annual Total Returns - Christopher Weil & Company Global Dividend Fund	1 Year	Since Inception	Inception Date
Christopher Weil & Company Global Dividend Fund	(6.40%)	7.30%	Dec. 21, 2011
Christopher Weil & Company Global Dividend Fund | After Taxes on Distributions	(7.19%)	5.95%	Dec. 21, 2011
Christopher Weil & Company Global Dividend Fund | After Taxes on Distributions and Sales	(3.49%)	5.29%	Dec. 21, 2011
MSCI ACWI Index (does not reflect deductions for fees, expenses or taxes)	(2.36%)	10.06%	Dec. 21, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.